CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Common shares,shares authorized	1,400,000,000	1,400,000,000
Common shares,shares issued	349,000,000	347,900,000
Common shares,shares outstanding	349,000,000	347,900,000
Preferred shares,shares authorized	1,000,000	1,000,000
Preferred shares,shares issued
Preferred shares,shares outstanding